united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 05/31/15

Item 1. Reports to Stockholders.

INNEALTA CAPITAL SECTOR ROTATION FUND
INNEALTA CAPITAL COUNTRY ROTATION FUND

Semi-Annual Report

May 31, 2015

www.innealtacapital.com
1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC
Member FINRA

INNEALTA CAPITAL SECTOR ROTATION FUND

PORTFOLIO REVIEW (Unaudited)

May 31, 2015

The Fund’s performance figures* for the six months ended May 31, 2015, compared to its benchmarks:

			Annualized	Annualized
			Class I & Class N	Class A
	Six Months	One Year	Since Inception**	Since Inception***
Innealta Capital Sector Rotation Fund – Class A	0.33%	0.08%	N/A	1.93%
Innealta Capital Sector Rotation Fund – Class A with load	(5.47)%	(5.67)%	N/A	(1.63%)
Innealta Capital Sector Rotation Fund – Class I	0.43%	(0.86)%	2.85%	N/A
Innealta Capital Sector Rotation Fund – Class N	0.30%	(1.02)%	2.61%	N/A
Barclays Capital U.S. Aggregate Bond Index	3.29%	2.71%	2.46%	3.73%
S&P 500 Total Return Index	7.62%	20.45%	21.82%	16.00%
Blended Benchmark Index****	5.93%	13.16%	13.85%	11.03%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.14% for Class I shares and 2.39% for Class A and Class N shares per the March 31, 2015, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	Class I and N commenced operations on December 30, 2011.

***	Class A commenced operations on September 30, 2013.

The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

****	The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% Barclays Capital U.S. Aggregate Bond Index.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt Funds	58.9%
Equity Funds	40.2%
Other, Cash & Cash Equivalents	0.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for more detailed analysis of the Fund’s Holdings.

INNEALTA CAPITAL COUNTRY ROTATION FUND

PORTFOLIO REVIEW (Unaudited)

May 31, 2015

The Fund’s performance figures* for the six months ended May 31, 2015, compared to its benchmarks:

			Annualized	Annualized
			Class I & Class N	Class A
	Six Months	One Year	Since Inception**	Since Inception***
Innealta Capital Country Rotation Fund – Class A	1.23%	(0.85)%	N/A	1.57%
Innealta Capital Country Rotation Fund – Class A with load	(4.57)%	(6.56)%	N/A	(2.00)%
Innealta Capital Country Rotation Fund – Class I	1.36%	(0.62)%	3.71%	N/A
Innealta Capital Country Rotation Fund – Class N	1.24%	(0.83)%	3.46%	N/A
Barclays Capital U.S. Aggregate Bond Index	1.09%	3.00%	2.63%	4.09%
MSCI World Index ex USA Net (USD)	3.11%	5.07%	10.21%	10.21%
Blended Benchmark Index****	4.22%	9.82%	9.99%	6.81%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.89% for Class I shares and 2.14% for Class A and Class N shares per the March 31, 2015, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	Class I and N commenced operations on December 30, 2011.

***	Class A commenced operations on September 30, 2013.

The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The MSCI World Index ex USA Net (USD) is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

****	The Blended Benchmark Index represents a blend of 60% MSCI All Country World exUSA Net Index and 40% Barclays Capital U.S. Aggregate Bond Index.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt Funds	63.3%
Equity Funds	33.9%
Other, Cash & Cash Equivalents	2.8%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for more detailed analysis of the Fund’s Holdings.

Innealta Capital Sector Rotation Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

May 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 99.1%
	DEBT FUNDS - 58.9%
16,107	iShares Emerging Markets High Yield Bond ETF	$792,464
15,731	iShares Floating Rate Bond ETF	797,247
7,073	iShares JP Morgan USD Emerging Markets Bond ETF	794,793
14,555	iShares MBS ETF	1,598,576
64,639	Market Vectors Emerging High Yield Bond ETF	1,593,351
16,935	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1,724,491
99,847	SPDR Barclays Short Term High Yield Bond ETF	2,923,520
24,644	Vanguard Intermediate-Term Corporate Bond ETF	2,134,663
9,938	Vanguard Short-Term Bond ETF	798,817
27,544	Vanguard Total Bond Market ETF	2,267,973
		15,425,895
	EQUITY FUNDS - 40.2%
33,142	Consumer Staples Select Sector SPDR Fund	2,597,339
46,719	Financial Select Sector SPDR Fund	2,607,387
61,024	Utilities Select Sector SPDR Fund	2,646,611
59,910	Vanguard Telecommunication Services ETF	2,665,995
		10,517,332

	TOTAL EXCHANGE TRADED FUNDS (Cost $25,969,699)	25,943,227

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
342,877	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.01%, ^ (Cost $342,877)	342,877

	TOTAL INVESTMENTS - 100.4% (Cost $26,312,576) (a)	$26,286,104
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(117,147)
	NET ASSETS - 100.0%	$26,168,957

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $26,448,800 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$306,175
Unrealized Depreciation:	(468,871)
Net Unrealized Depreciation:	$(162,696)

^	Money market fund; interest rate reflects seven-day effective yield on May 31, 2015.

See accompanying notes to financial statements.

Innealta Capital Country Rotation Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

May 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 97.2%
	DEBT FUNDS - 63.3%
43,202	iShares Emerging Markets High Yield Bond ETF	$2,125,538
39,587	iShares Floating Rate Bond ETF	2,006,269
19,313	iShares JP Morgan USD Emerging Markets Bond ETF	2,170,202
39,683	iShares MBS ETF	4,358,384
172,822	Market Vectors Emerging High Yield Bond ETF	4,260,062
42,630	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	4,341,013
296,936	SPDR Barclays Short Term High Yield Bond ETF	8,694,286
69,770	Vanguard Intermediate-Term Corporate Bond ETF	6,043,478
25,011	Vanguard Short-Term Bond ETF	2,010,384
73,408	Vanguard Total Bond Market ETF	6,044,415
		42,054,031
	EQUITY FUNDS - 33.9%
142,610	Global X MSCI Colombia ETF	1,561,579
54,163	iShares MSCI All Peru Capped ETF	1,601,058
139,328	iShares MSCI Hong Kong ETF	3,299,287
123,059	iShares MSCI Malaysia ETF	1,580,078
124,345	iShares MSCI Singapore ETF	1,601,564
55,601	iShares MSCI South Korea Capped ETF	3,213,738
202,306	iShares MSCI Taiwan ETF	3,305,680
167,630	Market Vectors Russia ETF	3,176,588
34,198	SPDR S&P China ETF	3,232,737
		22,572,309

	TOTAL EXCHANGE TRADED FUNDS (Cost $65,490,791)	64,626,340

	SHORT-TERM INVESTMENT - 2.9%
	MONEY MARKET FUND - 2.9%
1,916,837	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.01% ^ (Cost $1,916,837)	1,916,837

	TOTAL INVESTMENTS - 100.1% (Cost $67,407,628) (a)	$66,543,177
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)	(52,058)
	NET ASSETS - 100.0%	$66,491,119

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $67,535,539 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,172,326
Unrealized Depreciation:	(2,164,688)
Net Unrealized Depreciation:	$(992,362)

^	Money market fund; interest rate reflects seven-day effective yield on May 31, 2015.

See accompanying notes to financial statements.

Innealta Capital Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

May 31, 2015

	Innealta Capital	Innealta Capital
	Sector Rotation	Country Rotation
	Fund	Fund
ASSETS
Investment securities:
At cost	$26,312,576	$67,407,628
At value	$26,286,104	$66,543,177
Dividends and interest receivable	6,435	16,199
Receivable for Fund shares sold	3,241	85,543
Prepaid expenses & other assets	24,805	34,103
TOTAL ASSETS	26,320,585	66,679,022

LIABILITIES
Payable for investments purchased	35,227	—
Payable for Fund shares redeemed	107,698	158,437
Investment advisory fees payable	520	25,887
Distribution (12b-1) fees payable	1,907	3,469
Accrued expenses and other liabilities	6,276	110
TOTAL LIABILITIES	151,628	187,903
NET ASSETS	$26,168,957	$66,491,119

Net Assets Consist Of:
Paid in capital	$27,402,683	$68,602,816
Undistributed net investment income	82,212	98,659
Accumulated net realized loss from security transactions	(1,289,466)	(1,345,905)
Net unrealized depreciation of investments	(26,472)	(864,451)
NET ASSETS	$26,168,957	$66,491,119

See accompanying notes to financial statements.

Innealta Capital Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)

May 31, 2015

	Innealta Capital	Innealta Capital
	Sector Rotation	Country Rotation
	Fund	Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$47,360	$504,825
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,579	48,807
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.34	$10.34
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (b)	$10.97	$10.97

Class I Shares:
Net Assets	$16,733,881	$48,226,023
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,638,788	4,658,394
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.21	$10.35

Class N Shares:
Net Assets	$9,387,716	$17,760,271
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	919,398	1,716,505
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.21	$10.35

(a)	Redemptions of shares held less than 60 days may be assessed a redemption fee of 2.00%.

(b)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to 1.00% contingent deferred sales charge.

See accompanying notes to financial statements.

Innealta Capital Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended May 31, 2015

	Innealta Capital	Innealta Capital
	Sector Rotation	Country Rotation
	Fund	Fund
INVESTMENT INCOME
Dividends	$521,788	$1,069,861
Interest	94	133
TOTAL INVESTMENT INCOME	521,882	1,069,994

EXPENSES
Investment advisory fees	146,692	294,730
Distribution (12b-1) fees:
Class N	12,080	19,634
Class A	90	328
Transfer agent fees	29,114	31,563
Registration fees	24,658	24,658
Legal fees	15,676	22,319
Fund accounting fees	15,085	38,821
Administration fees	15,047	38,982
Audit fees	7,122	7,123
Non 12b-1 shareholder servicing	6,144	8,412
Shareholder reporting expense	4,998	7,171
Trustees’ fees	3,914	3,914
Custody fees	2,831	3,452
Compliance officer fees	2,417	6,093
Insurance expense	1,371	1,989
Other expenses	1,036	1,411
TOTAL EXPENSES	288,275	510,600

Less: Fees waived by the Adviser	(94,095)	(125,702)

NET EXPENSES	194,180	384,898
NET INVESTMENT INCOME	327,702	685,096

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(618,128)	(1,249,077)
Distributions of realized gains from underlying investment companies	15,727	37,181
Net change in unrealized appreciation on investments	455,389	1,004,402

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(147,012)	(207,494)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$180,690	$477,602

See accompanying notes to financial statements.

Innealta Capital Sector Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2015	November 30, 2014
	(Unaudited)
FROM OPERATIONS
Net investment income	$327,702	$513,521
Net realized loss from security transactions	(618,128)	(308,441)
Distributions of realized gains from underlying investment companies	15,727	47,425
Net change in unrealized appreciation of investments	455,389	844,781
Net increase in net assets resulting from operations	180,690	1,097,286

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(755)	(149)
Class I	(241,283)	(410,381)
Class N	(107,474)	(198,519)
Net decrease in net assets from distributions to shareholders	(349,512)	(609,049)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	98,223	47,960
Class I	8,202,613	8,075,623
Class N	1,735,218	8,306,559
Net asset value of shares issued in reinvestment of distributions
Class A	524	110
Class I	152,625	349,682
Class N	83,916	150,338
Payments for shares redeemed
Class A	(99,647)	(10)
Class I	(8,522,842)	(22,975,829)
Class N	(2,451,423)	(12,160,766)
Redemption fee proceeds
Class A	7	1
Class I	2,078	1,389
Class N	1,072	1,020
Net decrease in net assets from shares of beneficial interest	(797,636)	(18,203,923)

TOTAL DECREASE IN NET ASSETS	(966,458)	(17,715,686)

NET ASSETS
Beginning of Period	27,135,415	44,851,101
End of Period*	$26,168,957	$27,135,415
* Includes undistributed net investment income of:	$82,212	$104,022

See accompanying notes to financial statements.

Innealta Capital Sector Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2015	November 30, 2014
	(Unaudited)
SHARE ACTIVITY - CLASS A
Shares sold	9,567	4,541
Shares reinvested	51	11
Shares redeemed	(9,591)	(1)
Net increase in shares of beneficial interest outstanding	27	4,551

SHARE ACTIVITY - CLASS I
Shares sold	810,619	784,586
Shares reinvested	15,130	34,670
Shares redeemed	(838,217)	(2,256,336)
Net decrease in shares of beneficial interest outstanding	(12,468)	(1,437,080)

SHARE ACTIVITY - CLASS N
Shares sold	171,011	797,932
Shares reinvested	8,318	14,893
Shares redeemed	(241,256)	(1,183,207)
Net decrease in shares of beneficial interest outstanding	(61,927)	(370,382)

See accompanying notes to financial statements.

Innealta Capital Country Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2015	November 30, 2014
	(Unaudited)
FROM OPERATIONS
Net investment income	$685,096	$817,844
Net realized loss from security transactions	(1,249,077)	(82,942)
Distributions of realized gains from underlying investment companies	37,181	55,582
Net change in unrealized appreciation of investments	1,004,402	174,187
Net increase in net assets resulting from operations	477,602	964,671

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(241)	0 (1)
Class I	(44,984)	(416,261)
Class N	(15,126)	(304,176)
From net investment income:
Class A	(3,182)	(890)
Class I	(651,838)	(586,365)
Class N	(202,257)	(263,118)
Net decrease in net assets from distributions to shareholders	(917,628)	(1,570,810)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	313,140	254,754
Class I	15,875,861	32,929,913
Class N	6,509,629	12,571,513
Net asset value of shares issued in reinvestment of distributions
Class A	3,256	859
Class I	510,579	884,432
Class N	135,539	501,878
Payments for shares redeemed
Class A	(57,030)	(536)
Class I	(19,833,002)	(15,508,783)
Class N	(4,794,282)	(23,159,427)
Redemption fee proceeds
Class A	62	6
Class I	11,280	11,952
Class N	3,967	4,693
Net increase (decrease) in net assets from shares of beneficial interest	(1,321,001)	8,491,254

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,761,027)	7,885,115

NET ASSETS
Beginning of Period	68,252,146	60,367,031
End of Period*	$66,491,119	$68,252,146
* Includes undistributed net investment income of:	$98,659	$270,840

(1)	Rounds to less than $1.

See accompanying notes to financial statements.

Innealta Capital Country Rotation Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2015	November 30, 2014
	(Unaudited)
SHARE ACTIVITY - CLASS A
Shares sold	29,974	24,032
Shares reinvested	327	81
Shares redeemed	(5,557)	(51)
Net increase in shares of beneficial interest outstanding	24,744	24,062

SHARE ACTIVITY - CLASS I
Shares sold	1,556,516	3,142,135
Shares reinvested	51,123	86,917
Shares redeemed	(1,967,277)	(1,491,924)
Net increase (decrease) in shares of beneficial interest outstanding	(359,638)	1,737,128

SHARE ACTIVITY - CLASS N
Shares sold	634,733	1,200,173
Shares reinvested	13,590	49,785
Shares redeemed	(471,398)	(2,273,203)
Net increase (decrease) in shares of beneficial interest outstanding	176,925	(1,023,245)

See accompanying notes to financial statements.

Innealta Capital Sector Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended	Period Ended
	May 31, 2015		November 30,	November 30,
	(Unaudited)		2014	2013 (1)
Net asset value, beginning of period	$10.42		$10.10	$10.17

Activity from investment operations:
Net investment income (2)	0.12		0.15	0.04
Net realized and unrealized gain (loss) on investments	(0.09)		0.21	(0.11)
Total from investment operations	0.03		0.36	(0.07)

Less distributions from:
Net investment income	(0.11)		(0.04)	—
Total distributions	(0.11)		(0.04)	—

Paid in capital from redemption fees	0.00	(9)	0.00 (9)	—

Net asset value, end of period	$10.34		$10.42	$10.10

Total return (3)	0.33	% (8)	3.61%	(0.69	)% (8)

Net assets, at end of period (000s)	$47		$47	$10	(11)

Ratio of gross expenses to average net assets (4)(5)(6)	2.13%		2.09%	1.70%
Ratio of net expenses to average net assets (5)(6)	1.49%		1.49%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	2.04%		1.40%	1.91%

Portfolio turnover rate	93	% (8)	94%	118	% (8)(10)

(1)	The Innealta Capital Sector Rotation Fund’s Class A shares commenced operations on September 30, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total return would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not Annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2013.

(11)	Actual assets, not truncated.

See accompanying notes to financial statements.

Innealta Capital Sector Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31, 2015		November 30,	November 30,	November 30,
	(Unaudited)		2014	2013	2012 (1)
Net asset value, beginning of period	$10.29		$10.10	$10.66	$10.00

Activity from investment operations:
Net investment income (2)	0.11		0.18	0.22	0.25
Net realized and unrealized gain (loss) on investments	(0.07)		0.20	(0.43)	0.52
Total from investment operations	0.04		0.38	(0.21)	0.77

Less distributions from:
Net investment income	(0.12)		(0.19)	(0.24)	(0.12)
Net realized gains	—		—	(0.11)	—
Total distributions	(0.12)		(0.19)	(0.35)	(0.12)

Paid in capital from redemption fees	0.00	(9)	0.00 (9)	0.00 (9)	0.01

Net asset value, end of period	$10.21		$10.29	$10.10	$10.66

Total return (3)	0.43	% (8)	3.76%	(1.97)%	7.78	% (8)

Net assets, at end of period (000s)	$16,734		$16,991	$31,199	$37,406

Ratio of gross expenses to average net assets (4)(5)(6)	1.88%		1.84%	1.45%	1.82%
Ratio of net expenses to average net assets (5)(6)	1.24%		1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (5)(6)(7)	2.29%		1.67%	2.16%	2.60%

Portfolio turnover rate	93	% (8)	94%	118%	56	% (8)

(1)	The Innealta Capital Sector Rotation Fund’s Class I shares commenced operations on December 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Innealta Capital Sector Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31, 2015		November 30,	November 30,	November 30,
	(Unaudited)		2014	2013	2012 (1)
Net asset value, beginning of period	$10.29		$10.10	$10.64	$10.00

Activity from investment operations:
Net investment income (2)	0.11		0.15	0.21	0.22
Net realized and unrealized gain (loss) on investments	(0.08)		0.20	(0.43)	0.52
Total from investment operations	0.03		0.35	(0.22)	0.74

Less distributions from:
Net investment income	(0.11)		(0.16)	(0.21)	(0.11)
Net realized gains	—		—	(0.11)	—
Total distributions	(0.11)		(0.16)	(0.32)	(0.11)

Paid in capital from redemption fees	0.00	(9)	0.00 (9)	0.00 (9)	0.01

Net asset value, end of period	$10.21		$10.29	$10.10	$10.64

Total return (3)	0.30	% (8)	3.49%	(2.12)%	7.48	% (8)

Net assets, at end of period (000s)	$9,388		$10,097	$13,652	$23,699

Ratio of gross expenses to average net assets (4)(5)(6)	2.13%		2.09%	1.70%	2.07%
Ratio of net expenses to average net assets (5)(6)	1.49%		1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	2.11%		1.42%	1.91%	2.35%

Portfolio turnover rate	93	% (8)	94%	118%	56	% (8)

(1)	The Innealta Capital Sector Rotation Fund’s Class N shares commenced operations on December 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Innealta Capital Country Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended	Period Ended
	May 31, 2015		November 30,	November 30,
	(Unaudited)		2014	2013 (1)
Net asset value, beginning of period	$10.36		$10.33	$10.41
Activity from investment operations:
Net investment income (2)	0.09		0.11	0.04
Net realized and unrealized gain (loss) on investments	0.03		0.11	(0.12)
Total from investment operations	0.12		0.22	(0.08)

Less distributions from:
Net investment income	(0.13)		(0.06)	—
Net realized gains	(0.01)		(0.13)	—
Total distributions	(0.14)		(0.19)	—

Paid in capital from redemption fees (9)	0.00		0.00	0.00

Net asset value, end of period	$10.34		$10.36	$10.33

Total return (3)	1.23	% (8)	2.17%	(0.77	)% (8)

Net assets, at end of period (000s)	$505		$249	$10	(11)

Ratio of gross expenses to average net assets (4)(5)(6)	1.91%		1.79%	1.72%
Ratio of net expenses to average net assets (5)(6)	1.49%		1.49%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	1.78%		1.02%	1.83%

Portfolio turnover rate	93	% (8)	143%	178	% (8)(10)

(1)	The Innealta Capital Country Rotation Fund’s Class A shares commenced operations on September 30, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not Annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Represents the Fund’s portfolio turnover rate for the year ended November 30, 2013.

(11)	Actual assets, not truncated.

See accompanying notes to financial statements.

Innealta Capital Country Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31, 2015		November 30,	November 30,	November 30,
	(Unaudited)		2014	2013	2012 (1)
Net asset value, beginning of period	$10.37		$10.33	$10.78	$10.00

Activity from investment operations:
Net investment income (2)	0.12		0.15	0.22	0.23
Net realized and unrealized gain (loss) on investments	0.02		0.18	(0.28)	0.65
Total from investment operations	0.14		0.33	(0.06)	0.88

Less distributions from:
Net investment income	(0.15)		(0.16)	(0.24)	(0.10)
Net realized gains	(0.01)		(0.13)	(0.15)	—
Total distributions	(0.16)		(0.29)	(0.39)	(0.10)

Paid in capital from redemption fees (9)	0.00		0.00	0.00	0.00

Net asset value, end of period	$10.35		$10.37	$10.33	$10.78

Total return (3)	1.36	% (8)	3.29%	(0.54)%	8.76	% (8)

Net assets, at end of period (000s)	$48,226		$52,045	$33,902	$11,613

Ratio of gross expenses to average net assets (4)(5)(6)	1.67%		1.54%	1.47%	2.87%
Ratio of net expenses to average net assets (5)(6)	1.24%		1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (5)(6)(7)	2.44%		1.50%	2.08%	2.36%

Portfolio turnover rate	93	% (8)	143%	178%	97	% (8)

(1)	The Innealta Capital Country Rotation Fund’s Class I shares commenced operations on December 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Innealta Capital Country Rotation Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Period Ended
	May 31, 2015		November 30,	November 30,	November 30,
	(Unaudited)		2014	2013	2012 (1)
Net asset value, beginning of period	$10.37		$10.33	$10.77	$10.00

Activity from investment operations:
Net investment income (2)	0.10		0.17	0.20	0.21
Net realized and unrealized gain (loss) on investments	0.02		0.14	(0.28)	0.64
Total from investment operations	0.12		0.31	(0.08)	0.85

Less distributions from:
Net investment income	(0.13)		(0.14)	(0.21)	(0.08)
Net realized gains	(0.01)		(0.13)	(0.15)	—
Total distributions	(0.14)		(0.27)	(0.36)	(0.08)

Paid in capital from redemption fees (9)	0.00		0.00	0.00	0.00

Net asset value, end of period	$10.35		$10.37	$10.33	$10.77

Total return (3)	1.24	% (8)	3.02%	(0.77)%	8.55	% (8)

Net assets, at end of period (000s)	$17,760		$15,958	$26,465	$19,427

Ratio of gross expenses to average net assets (4)(5)(6)	1.91%		1.79%	1.72%	3.12%
Ratio of net expenses to average net assets (5)(6)	1.49%		1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	2.03%		1.56%	1.83%	2.17%

Portfolio turnover rate	93	% (8)	143%	178%	97	% (8)

(1)	The Innealta Capital Country Rotation Fund’s Class N shares commenced operations on December 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2015

1.	ORGANIZATION

The Innealta Capital Sector Rotation Fund (“SRM”) and Innealta Capital Country Rotation Fund (“CRM”) (the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. SRM and CRM seek long term capital appreciation and income. The Funds commenced operations on December 30, 2011.

The Funds currently offer Class A shares, Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class A and Class N shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2015 for the Funds’ assets measured at fair value:

Innealta Capital Sector Rotation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,943,227	$—	$—	$25,943,227
Money Market Fund	342,877	—	—	342,877
Total	$26,286,104	$—	$—	$26,286,104

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

Innealta Capital Country Rotation Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$64,626,340	$—	$—	$64,626,340
Short-Term Investment	1,916,837	—	—	1,916,837
Total	$66,543,177	$—	$—	$66,543,177

There were no transfers into or out of Level 1, Level 2, and Level 3 during the period. It is the Funds’ policy to recognize transfers into or out of all levels at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See each Fund’s Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 & 2014, or expected to be taken in the Funds’ 2015 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $26,618,356 and $28,375,732, respectively, for SRM. For the six months ended May 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $56,202,299 and $55,427,016, respectively, for CRM.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

AFAM Capital, Inc. (formerly known as Al Frank Asset Management, Inc.) (the Innealta Capital Division) serves as the Funds’ Investment Adviser (the “Adviser”).

Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of SRM and 1.00% of CRM average daily net assets. For the six months ended May 31, 2015, the Adviser earned $146,692 and $294,730 for SRM and CRM, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until March 31, 2016, to waive a portion of its advisory fee and has agreed to reimburse SRM and CRM for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses of investing in underlying funds, expenses incurred

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed the following:

	Class A	Class I	Class N
SRM	1.49%	1.24%	1.49%
CRM	1.49%	1.24%	1.49%

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and either Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If either Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended May 31, 2015, the Adviser waived expenses of $94,095 and $125,702 for SRM and CRM, respectively.

The following amounts are subject to recapture by the Funds by the following dates:

	11/30/2015	11/30/2016	11/30/2017
SRM	$179,896	$134,124	$197,510
CRM	$215,230	$134,512	$163,980

Distributor– The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A and Class N shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended May 31, 2015, the Distributor received no front end sales charges for SRM or CRM.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

GFS, the funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the six months ended May 31, 2015 SRM and CRM assessed $3,157 and $15,309, respectively, in redemption fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended November 30, 2014 and November 30, 2013 was as follows:

	For the year ended November 30, 2014			For the year ended November 30, 2013
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total
SRM	$609,049	$—	$609,049	$2,172,202	$1,630	$2,173,832
CRM	1,427,391	143,419	1,570,810	1,536,232	908	1,537,140

As of November 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
SRM	$104,022	$—	$(548,079)	$(2,762)	$(618,085)	$(1,064,904)
CRM	330,819	—	—	(5,726)	(1,996,764)	(1,671,671)

The difference between book basis and tax basis unrealized depreciation and accumulated net realized gain/(loss) from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Innealta Capital Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
SRM	$2,762
CRM	5,726

At November 30, 2014, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
SRM	$108,419	$439,660	$548,079

Permanent book and tax differences, primarily attributable to the distribution reclasses and adjustments related to publicly traded partnerships, resulted in reclassification for the year ended November 30, 2014 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
Fund	Capital	Income	Gains (Loss)
SRM	$—	$(3,832)	$3,832
CRM	—	95,284	(95,284)

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Distributions: The Funds’ Board of Trustees declared the following distributions:

		Dividend
		Per			Payable
		Share	Record Date	Ex-Date	Date
Innealta Capital Sector Rotation Fund	Class A	$0.0472	6/26/2015	6/29/2015	6/29/2015
Innealta Capital Sector Rotation Fund	Class I	$0.0593	6/26/2015	6/29/2015	6/29/2015
Innealta Capital Sector Rotation Fund	Class N	$0.0530	6/26/2015	6/29/2015	6/29/2015

Innealta Capital Country Rotation Fund	Class A	$0.0588	6/26/2015	6/29/2015	6/29/2015
Innealta Capital Country Rotation Fund	Class I	$0.0635	6/26/2015	6/29/2015	6/29/2015
Innealta Capital Country Rotation Fund	Class N	$0.0572	6/26/2015	6/29/2015	6/29/2015

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Innealta Capital Funds
EXPENSE EXAMPLES (Unaudited)
May 31, 2015

As a shareholder of Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund, you incur two types of costs: (1) transaction costs including sales loads and redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Innealta Capital Sector Rotation Fund and Innealta Capital Country Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 through May 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expense Ratio
	Beginning	Ending	Expenses Paid	During Period
	Account Value	Account Value	During Period*	12/1/14–
Actual	12/1/14	5/31/15	12/1/14 – 5/31/15	5/31/15**
Innealta Capital Sector Rotation Fund:
Class A	$1,000.00	$1,003.30	$ 7.36	1.49%
Class I	1,000.00	1,004.30	6.20	1.24%
Class N	1,000.00	1,003.00	7.44	1.49%

Innealta Capital Country Rotation Fund:
Class A	$1,000.00	$1,012.30	$ 7.48	1.49%
Class I	1,000.00	1,013.60	6.23	1.24%
Class N	1,000.00	1,012.40	7.48	1.49%

Innealta Capital Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
May 31, 2015

				Expense Ratio
	Beginning	Ending	Expenses Paid	During Period
	Account Value	Account Value	During Period*	12/1/14–
Hypothetical (5% return before Expenses)	12/1/14	5/31/15	12/1/14– 5/31/15	5/31/15**
Innealta Capital Sector Rotation Fund:
Class A	$1,000.00	$1,017.30	$ 7.42	1.49%
Class I	1,000.00	1,018.75	6.24	1.24%
Class N	1,000.00	1,017.50	7.49	1.49%
Innealta Capital Country Rotation Fund:
Class A	$1,000.00	$1,017.50	$ 7.49	1.49%
Class I	1,000.00	1,018.75	6.24	1.24%
Class N	1,000.00	1,017.31	7.49	1.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 182/365 (to reflect the full half-year period).

**	Annualized.

Innealta Capital Funds
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2015

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 20-21, 2014, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of an Investment Advisory Agreement between the Trust, on behalf of the Innealta Capital Country Rotation Fund and the Innealta Capital Sector Rotation Fund (the “Innealta Rotation Funds”) and AFAM Capital, Inc. (“AFAM”) (the “AFAM Advisory Agreement”).

Based on their evaluation of the information provided by AFAM, in conjunction with each Innealta Rotation Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the AFAM Advisory Agreement with respect to the Innealta Rotation Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the AFAM Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the AFAM Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the AFAM Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the Innealta Rotation Funds. The materials also included due diligence materials relating to AFAM (including due diligence questionnaires completed by AFAM, select financial information of AFAM, bibliographic information regarding AFAM’s key management and investment advisory personnel, and comparative fee information relating to each of the Innealta Rotation Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the AFAM Advisory Agreement with respect to each of the Innealta Rotation Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the AFAM Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the AFAM Advisory Agreement. In considering the renewal of the AFAM Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by AFAM related to the proposed renewal of the AFAM Advisory Agreement with respect to each Innealta Rotation Fund, including AFAM’s Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for each of the Innealta Rotation Funds, including the team of individuals that primarily monitors and executes the investment process. The Board discussed the extent of the research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representatives of AFAM with respect to a series of important questions, including: whether AFAM was involved in any lawsuits or pending regulatory actions; whether the

Innealta Capital Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2015

management of other accounts would conflict with its management of the Innealta Rotation Funds; and whether there are procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided on the practices for monitoring compliance with each Innealta Rotation Fund’s investment limitations, noting that the CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under AFAM’s compliance program. The Board then reviewed the capitalization of AFAM based on financial information provided by and representations made by AFAM and concluded that AFAM was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to each of the Innealta Rotation Funds. The Board concluded that AFAM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the AFAM Agreement and that the nature, overall quality and extent of the management services to be provided by AFAM to each of the Innealta Rotation Funds were satisfactory.

Performance. The Board reviewed the performance of each of Innealta Country Rotation and Innealta Sector Rotation as compared to its peer group, Morningstar category and benchmark for the one year and since inception periods, noting that each Innealta Rotation Fund has generally underperformed its peer group, Morningstar categories and benchmark index for the periods ended September 30, 2014 although each Innealta Rotation Fund beat its benchmark index for the since inception period. While Innealta Country Rotation and Innealta Sector Rotation had generally underperformed each of its benchmarks, the Board noted each Fund’s relative improved performance since the last advisory renewal. The Board further noted that the improved performance of each Innealta Rotation Fund reflected positive contributions from tactical trades in equity and other classes with modest underperformance among fixed income allocations due mostly to fixed income segment selection and its relative underweight. The Board further noted that within fixed income each Innealta Rotation Fund maintained a relatively light exposure to domestic duration versus each Innealta Rotation Fund’s benchmark, favoring specific domestic shorter-duration credit and other less sensitive exposures. After further discussion, the Board concluded that AFAM had made appropriate adjustments and that overall, each of the Innealta Rotation Fund’s past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by AFAM, the Board discussed the comparison of management fees and total operating expense data and reviewed each Innealta Rotation Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by AFAM with similar investment objectives and strategies and of similar size. The Board reviewed the contractual arrangements for each of the Innealta Rotation Funds, which stated that AFAM had agreed to waive or limit its management fee and/or reimburse expenses at least until March 31, 2016, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.49%, 1.49%, and 1.24%, of each Innealta Rotation Fund’s average net assets, for Class A, Class N and Class I shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that based on AFAM’s experience, expertise and services to be provided to each of the Innealta Rotation Funds, the advisory fee charged by AFAM for each Innealta Rotation Fund and expense caps for each Innealta Rotation Fund were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to AFAM with respect to each of the Innealta Rotation Funds based on profitability reports and analyses reviewed by the Board and the selected financial information of AFAM provided by AFAM. After review and discussion, including discussion regarding distribution expenses, the Board concluded that based on the services provided by AFAM and the projected growth of each of the Innealta Rotation Funds, the fees were reasonable and that anticipated profits from AFAM’s relationship with the Funds were not excessive.

Innealta Capital Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2015

Economies of Scale. As to the extent to which each of the Innealta Rotation Funds will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of the Innealta Rotation Funds, AFAM’s expectations for growth of the Innealta Rotation Funds, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the AFAM Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from AFAM as the Trustees believed to be reasonably necessary to evaluate the terms of the AFAM Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the AFAM Advisory Agreement, (a) the terms of the AFAM Advisory Agreementare reasonable; (b) the advisory fee is reasonable; and (c) the AFAM Advisory Agreement is in the best interests of each Innealta Rotation Fund and its shareholders. In considering the renewal of the AFAM Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the AFAM Advisory Agreement was in the best interest of each Innealta Rotation Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the AFAM Advisory Agreement.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-USE-ETFS.

INVESTMENT ADVISOR
AFAM Capital, Inc.
12117 FM 2244, Building 3, Suite 170
Austin, Texas 78738

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 08/7/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 08/7/15

By (Signature and Title)

/s/ Erik Naviloff

Erik, Naviloff, Principal Financial Officer/Treasurer

Date 08/7/15